Capital Management and Solvency - Schedule of Total Distributable Items (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Distributable items
Equity attributable to shareholders based on IFRS as adopted by the EU	€ 24,282	€ 22,815
Non-distributable items:
Share capital	(321)	(320)
Legal reserves	(9,868)	(9,697)
At December 31	€ 14,093	€ 12,797